Fair Value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
Below is a summary of the assets that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s interim condensed consolidated balance sheets:

	June 30, 2025
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign governments	$9,480	$23,335	$-	$32,815
Corporate bonds	627,503	347,999	-	975,502
Total	636,983	371,334	-	1,008,317
Equity securities	23,573	-	-	23,573
Other Investments	-	13,096	-	13,096
Fair value option:
Equity-method investments measured at fair value	-	-	2,125	2,125
	$660,556	$384,430	$2,125	$1,047,111

	December 31, 2024
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign governments	$4,371	$21,014	$-	$25,385
Corporate bonds	435,735	540,983	-	976,718
Total	440,106	561,997	-	1,002,103
Equity securities	28,973	-	-	28,973
Other Investments	-	12,289	-	12,289

Fair value option:
Equity-method investments measured at fair value	-	-	1,955	1,955
	$469,079	$574,286	$1,955	$1,045,320

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the six months ended June 30, 2025 and year ended December 31, 2024:

(Expressed in thousands of U.S. Dollars)	Equity- method investees	Derivative financial liabilities (Earnout Shares)

Six Months Ended June 30, 2025
Balance at beginning of period	$1,955	$—
Change in fair value included in earnings	170	—
Balance at end of period	$2,125	—
Year Ended December 31, 2024
Balance at beginning of year	$3,522	$(17,290)
Change in fair value included in earnings	(1,567)	(4,928)
Vesting of Earnout Shares	-	22,218
Balance at end of year	$1,955	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the six months ended June 30, 2025 and year ended December 31, 2024:

(Expressed in thousands of U.S. Dollars)	Equity- method investees	Derivative financial liabilities (Earnout Shares)

Six Months Ended June 30, 2025
Balance at beginning of period	$1,955	$—
Change in fair value included in earnings	170	—
Balance at end of period	$2,125	—
Year Ended December 31, 2024
Balance at beginning of year	$3,522	$(17,290)
Change in fair value included in earnings	(1,567)	(4,928)
Vesting of Earnout Shares	-	22,218
Balance at end of year	$1,955	$—